UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA Connecticut Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA
      Connecticut Municipal Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Annual Report
March 31, 2003

CMA Connecticut
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

For the year ended March 31, 2003, CMA Connecticut Municipal Money Fund paid shareholders a net annualized yield of .70%.* As of March 31, 2003, the Fund's 7-day yield was .51%.

Economic Environment

During the six-month period ended March 31, 2003, equity and fixed income markets and the domestic economy continued to be influenced strongly by developments outside of the financial sector. The uncertainty that surrounded the effectiveness of the weapons inspections by the United Nations and the eventual onset of war with Iraq in mid-March weighed heavily on consumer and corporate spending. Despite the increased volatility in the equity markets because of geopolitical uncertainty, the Dow Jones Industrial Average and the NASDAQ Composite Index were able to post positive gains for the period. However, by March 31, 2003 both indexes were well off the highs reached in late November 2002.

Fixed income investors favored the very short end of the U.S. Treasury yield curve because of its relative safety. Six-month and two-year U.S. Treasury bills experienced solid gains that lowered yields on these instruments 43 basis points (.43%) and 31 basis points, respectively. Finally, the Federal Open Market Committee has met four times since September 30, 2002, lowering interest rates 50 basis points at its meeting on November 6, 2002 and bringing the Federal Funds borrowing rate to a historic low of 1.25%. Interestingly, at the Federal Open Market Committee meeting on March 18, 2003, the Federal Reserve Board chose not to issue its customary stated bias, which typically characterizes the committee's current risk assessment for the economy. This may have left the door open for the Federal Reserve Board to cut the Federal Funds rate between meetings should conditions warrant.

Specific to Connecticut, the state is facing a growing budget deficit as tax revenues continue to fall well short of projected levels. The projected deficit for fiscal year 2003 may exceed $500 million and for fiscal year 2004 could approach $1.2 billion. On the positive side, the state's unemployment rate of 4.8% continued to run below the national average of 5.7% as of January 2003. The state's current long-term general obligation debt rating remained strong in the AA range by all three of the major rating agencies.

Investment Strategy

For the six-month period ended March 31, 2003, the short-term municipal market experienced two distinct segments. Initially, short-term municipal yields moved higher as a result of unusually heavy supply in the short end of the yield curve. One-year note yields that began the period in the 1.45% range rose to the 1.75% area, while the average variable rate yield rose from 1.55% to 1.85%. However, from early November 2002 through period end, the increased uncertainty surrounding international events and strong asset inflows into the short end of the yield curve strengthened

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

demand for these municipal securities. This higher demand lowered the yield on a one-year fixed coupon note to the 1.10% range, while the average variable rate yield fell to the 1.15% range by period end. We maintained the Fund's average portfolio maturity in a neutral range of 30 days-35 days. This investment strategy was appropriate in light of growing global uncertainties. Additionally, the flat nature of the short-term yield curve offered little incentive to implement a more aggressive investment stance.

Within the portfolio, fixed coupon securities with maturities predominately in the three-month - six-month range remained an important diversification tool and provided an avenue to secure attractive yields through the first quarter of 2003. During this time, average variable rate yields, which adjust on a daily or weekly basis, fell to a period low of .95%-1.00% because of strong demand. The Fund's fixed coupon securities, which included municipal notes and tax-exempt commercial paper, comprised approximately 35% of the Fund's assets during the period and performed especially well as variable rate yields moved lower. Finally, the Fund's portfolio strategy and asset allocation for the six-month period ended March 31, 2003 provided shareholders with a well-diversified portfolio of high credit quality securities and a stable net asset value.

Looking forward, we will continue to monitor budget developments in Connecticut as we anticipate that state and local government short-term borrowing needs over the next 18 months will exceed current levels and could place significant upward pressure on Connecticut-specific short-term yields.

In Conclusion

We thank you for your continued support of CMA Connecticut Municipal Money Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Steven T. Lewis

Steven T. Lewis
Portfolio Manager

May 2, 2003

CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                      (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Connecticut--          $ 2,865    Bridgeport, Connecticut, GO, Refunding, ROCS, Series II-R-182,
79.3%                             1.15% due 8/15/2016 (b)(d) .............................................................   $ 2,865
                         7,460    Connecticut State Airport Revenue Bonds, FLOATS, Series A-60,
                                  1.22% due 10/01/2004 (b)(d) ............................................................     7,460
                         3,100    Connecticut State Development Authority, Airport Facility Revenue Bonds
                                  (LearJet Inc. Project), VRDN, AMT, 1.20% due 4/01/2026 (d) .............................     3,100
                        16,310    Connecticut State Development Authority, Health Care Revenue Refunding Bonds
                                  (Independent Living Project), VRDN, 1.15% due 7/01/2015 (d) ............................    16,310
                        15,000    Connecticut State Development Authority, IDR (New England Power), CP,
                                  1.10% due 5/05/2003 ....................................................................    15,000
                                  Connecticut State Development Authority, IDR, VRDN (d):
                         4,000        (Cheshire CPL LLC), AMT, 1.15% due 12/01/2022 ......................................     4,000
                         2,475        (Connecticut Spring and Stamping Corp.), AMT, 1.15% due 9/01/2008 ..................     2,475
                         2,530        (Reflexite Corporation Project), Series A, 1.15% due 8/01/2013 .....................     2,530
                         2,620        (Reflexite Corporation Project), Series B, 1.15% due 8/01/2013 .....................     2,620
                         5,620        (Wyre Wynd Corporation Project), AMT, 1.10% due 12/01/2008 .........................     5,620
                        19,200    Connecticut State Development Authority, PCR (Connecticut Light and Power
                                  Company Project), VRDN, AMT, Series A, 1.25% due 5/01/2031 (a)(d) ......................    19,200
                        10,300    Connecticut State Development Authority Revenue Bonds (Solid Waste
                                  Project--Rand-Whitney Container Board), VRDN, AMT, 1.25% due 8/01/2023 (d) .............    10,300
                                  Connecticut State, GO (d):
                         6,810        PUTTERS, Series 320, 1.23% due 11/15/2020 ..........................................     6,810
                         2,000        VRDN, Series B, 1.15% due 5/15/2014 ................................................     2,000
                        20,000    Connecticut State, GO, Recovery Note, Series A, 2% due 12/01/2003 ......................    20,121
                         3,625    Connecticut State, GO, Refunding, FLOATS, Series 515, 1.20% due 12/15/2013 (d) .........     3,625
                                  Connecticut State, HFA, Revenue Bonds (Housing Mortgage Finance Program), VRDN (d):
                        21,700        AMT, Series D-3, 1.15% due 5/15/2033 (a) ...........................................    21,700
                        11,823        Series D, 1.30% due 11/15/2024 .....................................................    11,823
                        10,000    Connecticut State, HFA, Revenue Refunding Bonds, VRDN, AMT, Sub-Series B-4,
                                  1.14% due 5/15/2032 (a)(d) .............................................................    10,000

Portfolio Abbreviations for CMA Connecticut Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
CP       Commercial Paper
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
HFA      Housing Finance Agency
IDR      Industrial Development Revenue Bonds
M/F      Multi-Family
MSTR     Municipal Securities Trust Receipts
PCR      Pollution Control Revenue Bonds
PUTTERS  Puttable Tax-Exempt Receipts
ROCS     Reset Option Certificates
TRAN     Tax Revenue Anticipation Notes
VRDN     Variable Rate Demand Notes

CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)        (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Connecticut                       Connecticut State Health and Educational Facilities Authority Revenue Bonds:
(concluded)            $ 1,905        (Charlotte Hungerford), VRDN, Series C, 1.10% due 7/01/2013 (d) ....................   $ 1,905
                         5,300        (Greater Hartford YMCA), VRDN, Series A, 1.10% due 7/01/2032 (a)(d) ................     5,300
                        11,675        (Hartford Hospital), VRDN, Series B, 1.10% due 7/01/2030 (d) .......................    11,675
                         6,000        (Health Care Capital Asset), VRDN, Series A-1, 1.10% due 7/01/2031 (d) .............     6,000
                         4,750        (Klingberg Family Center), VRDN, Series A, 1.11% due 7/01/2032 (d) .................     4,750
                         5,540        (Middlesex Hospital), VRDN, Series J, 1.12% due 7/01/2026 (d) ......................     5,540
                           900        (Quinnipac University), VRDN, Series F, 1.05% due 7/01/2031 (d)(f) .................       900
                         7,100        (Rectory School), VRDN, Series A, 1.15% due 7/01/2030 (d) ..........................     7,100
                         2,775        (University of Hartford), Series C, 8% due 7/01/2003 (g) ...........................     2,822
                                  Connecticut State Health and Educational Facilities Authority Revenue Bonds
                                  (Yale University), CP:
                        23,965        Series S, 1% due 5/12/2003 .........................................................    23,965
                         8,175        Series S-2, 1% due 4/01/2003 .......................................................     8,175
                        20,000        Series S-2, 1% due 5/01/2003 .......................................................    20,000
                                  Connecticut State Health and Educational Facilities Authority, Revenue
                                  Refunding Bonds, VRDN (a)(d):
                        24,875        (Ascension Health Credit), Series B, 1.15% due 11/15/2029 ..........................    24,875
                         2,300        (Kent School Corporation), Series C, 1.10% due 7/01/2030 (e) .......................     2,300
                        26,815    Connecticut State Special Tax Obligation Revenue Bonds, Transportation
                                  Infrastructure, VRDN, Second Lien, Series 1, 1.55% due 12/01/2010 (d) ..................    26,815
                         4,000    Connecticut State Special Tax Obligation, Revenue Refunding Bonds, FLOATS,
                                  Series 545, 1.10% due 10/01/2014 (b)(d) ................................................     4,000
                         6,370    Danbury, Connecticut, GO, BAN, 1.50% due 8/07/2003 .....................................     6,381
                           700    Eastern Connecticut State Regional Educational Service Center, GO, BAN,
                                  2.25% due 12/15/2003 ...................................................................       704
                        20,145    Hartford, Connecticut, Redevelopment Agency, M/F Mortgage Revenue
                                  Refunding Bonds (Underwood Tower Project), VRDN, 1.10% due 6/01/2020 (c)(d) ............    20,145
                         4,500    Marlborough, Connecticut, BAN, 1.25% due 5/15/2003 .....................................     4,501
                         7,715    New Britain, Connecticut, GO, BAN, Refunding, 2.875% due 4/11/2003 .....................     7,716
                                  New Britain, Connecticut, GO, VRDN (a)(d):
                         4,995        1.10% due 4/01/2013 ................................................................     4,995
                         7,510        Series B, 1.05% due 4/01/2020 ......................................................     7,510
                         3,865    New Canaan, Connecticut, Housing Authority Revenue Bonds (Village at
                                  Waveny Care Center), VRDN, 1.15% due 1/01/2022 (d) .....................................     3,865
                         5,000    North Canaan, Connecticut, Housing Authority Revenue Bonds (Geer Woods
                                  Project), VRDN, 1.12% due 8/01/2031 (d) ................................................     5,000
                         3,355    Oxford, Connecticut, GO, BAN, 3% due 8/07/2003 .........................................     3,377
                         8,000    Regional School District Number 008, Connecticut, GO, BAN, 2.75% due 5/02/2003 .........     8,006
                        13,600    Regional School District Number 009, Connecticut, GO, BAN, 2.50% due 5/20/2003 .........    13,615
                        10,300    State of Connecticut--Special Asset, Eagle Tax-Exempt Trust, CP,
                                  1.15% due 4/03/2003 (a) ................................................................    10,300
                         4,550    Weston, Connecticut, GO, BAN, 1.25% due 9/17/2003 ......................................     4,555
------------------------------------------------------------------------------------------------------------------------------------

CMA CONNECTICUT MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
                        Amount                                          Issue                                                Value
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--                     Government Development Bank of Puerto Rico, CP:
20.4%                  $13,528        1% due 4/10/2003 .................................................................   $ 13,528
                         4,250        1% due 4/10/2003 .................................................................      4,250
                         7,389        1.07% due 5/20/2003 ..............................................................      7,389
                         8,000        1.08% due 6/19/2003 ..............................................................      8,000
                        12,500    Puerto Rico Commonwealth TRAN, 2.50% due 7/30/2003 ...................................     12,542
                        29,000    Puerto Rico Electric Power Authority, Power Revenue Bonds, MSTR, VRDN,
                                  Series SGA-43, 1.07% due 7/01/2022 (d)(e) ............................................     29,000
                                  Puerto Rico Public Buildings Authority, Revenue Refunding Bonds, FLOATS (d):
                         5,914        Series 747D, 1.15% due 7/01/2017 .................................................      5,914
                         7,329        Series 787, 1.20% due 7/01/2036 ..................................................      7,329
                        21,490    Puerto Rico Public Finance Corporation, FLOATS, Series 705D,
                                  1.12% due 8/01/2027 (a)(d) ...........................................................     21,490
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost--$533,793*)--99.7% ...........................................    533,793

                                  Other Assets Less Liabilities--0.3% ..................................................      1,515
                                                                                                                           --------
                                  Net Assets--100.0% ...................................................................   $535,308
                                                                                                                           ========
===================================================================================================================================

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c)   FSA Insured.
(d) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(e)   MBIA Insured.
(f)   Radian Insured.
(g)   Prerefunded.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$533,793,118) ...........................                                     $ 533,793,118
Cash ............................................................................                                             6,665
Interest receivable .............................................................                                         1,844,011
Prepaid registration fees and other assets ......................................                                            14,697
                                                                                                                      -------------
Total assets ....................................................................                                       535,658,491
                                                                                                                      -------------
Liabilities:
Payables:
  Investment adviser ............................................................                   $   226,072
  Distributor ...................................................................                        87,413             313,485
                                                                                                    -----------
Accrued expenses and other liabilities ..........................................                                            36,635
                                                                                                                      -------------
Total liabilities ...............................................................                                           350,120
                                                                                                                      -------------
Net Assets ......................................................................                                     $ 535,308,371
                                                                                                                      =============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of
shares authorized ...............................................................                                     $  53,543,711
Paid-in capital in excess of par ................................................                                       481,819,068
Accumulated realized capital losses--net ........................................                                           (54,408)
                                                                                                                      -------------
Net Assets--Equivalent to $1.00 per share based on 535,437,113 shares of
beneficial interest outstanding .................................................                                     $ 535,308,371
                                                                                                                      =============

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned .........................                                    $    7,555,704

Expenses:
Investment advisory fees .........................................................           $  2,711,210
Distribution fees ................................................................                683,874
Accounting services ..............................................................                116,468
Professional fees ................................................................                 60,051
Transfer agent fees ..............................................................                 47,923
Printing and shareholder reports .................................................                 20,562
Registration fees ................................................................                 20,431
Custodian fees ...................................................................                 19,465
Trustees' fees and expenses ......................................................                  5,419
Pricing fees .....................................................................                  5,404
Other ............................................................................                 15,259
                                                                                             ------------
Total expenses ...................................................................                                         3,706,066
                                                                                                                      --------------
Investment income--net ...........................................................                                         3,849,638
Realized Gain on Investments--Net ................................................                                             5,109
                                                                                                                      --------------
Net Increase in Net Assets Resulting from Operations .............................                                    $    3,854,747
                                                                                                                      ==============

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  For the Year Ended March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                2003                    2002
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .............................................................        $     3,849,638         $     9,213,493
Realized gain on investments--net ..................................................                  5,109                  39,912
                                                                                            ---------------         ---------------
Net increase in net assets resulting from operations ...............................              3,854,747               9,253,405
                                                                                            ---------------         ---------------
Dividends to Shareholders:
Dividends to shareholders from investment income--net ..............................             (3,849,638)             (9,213,493)
                                                                                            ---------------         ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ...................................................          1,647,220,106           1,923,866,252
Value of shares issued to shareholders in reinvestment of dividends ................              3,849,163               9,213,872
                                                                                            ---------------         ---------------
                                                                                              1,651,069,269           1,933,080,124
Cost of shares redeemed ............................................................         (1,747,541,598)         (1,945,704,711)
                                                                                            ---------------         ---------------
Net decrease in net assets derived from beneficial interest transactions ...........            (96,472,329)            (12,624,587)
                                                                                            ---------------         ---------------
Net Assets:
Total decrease in net assets .......................................................            (96,467,220)            (12,584,675)
Beginning of year ..................................................................            631,775,591             644,360,266
                                                                                            ---------------         ---------------
End of year ........................................................................        $   535,308,371         $   631,775,591
                                                                                            ===============         ===============

See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following per share data and ratios have been derived
from information provided in the financial statements.                            For the Year Ended March 31,
                                                              ---------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year .......................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                              ---------      ---------      ---------      ---------      ---------
Investment income--net ...................................          .01            .02            .03            .03            .03
Realized gain (loss) on investments--net .................           --+            --+            --+            --+            --+
                                                              ---------      ---------      ---------      ---------      ---------
Total from investment operations .........................          .01            .02            .03            .03            .03
                                                              ---------      ---------      ---------      ---------      ---------
Less dividends from investment income--net ...............         (.01)          (.02)          (.03)          (.03)          (.03)
                                                              ---------      ---------      ---------      ---------      ---------
Net asset value, end of year .............................    $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                              =========      =========      =========      =========      =========
Total Investment Return ..................................          .70%          1.49%          3.21%          2.66%          2.62%
                                                              =========      =========      =========      =========      =========
Ratios to Average Net Assets:
Expenses .................................................          .67%           .67%           .67%           .67%           .70%
                                                              =========      =========      =========      =========      =========
Investment income--net ...................................          .70%          1.50%          3.16%          2.63%          2.58%
                                                              =========      =========      =========      =========      =========
Supplemental Data:
Net assets, end of year (in thousands) ...................    $ 535,308      $ 631,776      $ 644,360      $ 623,491      $ 481,633
                                                              =========      =========      =========      =========      =========

+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

CMA CONNECTICUT MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

CMA Connecticut Municipal Money Fund (the "Fund") is part of CMA Multi-State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith

CMA CONNECTICUT MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $11,114 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2003           3/31/2002
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt
    income .............................          $3,849,638          $9,213,493
                                                  ----------          ----------
Total distributions ....................          $3,849,638          $9,213,493
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of March 31, 2003, there were no significant differences between the book and tax components of net assets.

5. Capital Loss Carryforward:

At March 31, 2003, the Fund had a net capital loss carryforward of approximately $54,408 of which $33,851 expires in 2006 and $20,557 expires in 2008. This amount will be available to offset like amounts of any future taxable gains.

CMA CONNECTICUT MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Connecticut Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Connecticut Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003

CMA CONNECTICUT MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

All of the net investment income distributions paid by CMA Connecticut Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

CMA CONNECTICUT MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served      Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
====================================================================================================================================
Terry K. Glenn*               President   1999 to     President and Chairman of Merrill Lynch             118 Funds         None
P.O. Box 9011                 and         present     Investment Managers, L.P. ("MLIM")/Fund          162 Portfolios
Princeton, NJ 08543-9011      Trustee     and 1997    Asset Management, L.P. ("FAM")--Advised
Age: 62                                   to present  Funds since 1999; Chairman (Americas Region)
                                                      of MLIM from 2000 to 2002; Executive Vice
                                                      President of MLIM and FAM (which terms as
                                                      used herein include their corporate predecessors)
                                                      from 1983 to 2002; President of FAM Distributors,
                                                      Inc. ("FAMD") from 1986 to 2002 and Director
                                                      thereof from 1991 to 2002; Executive Vice
                                                      President and Director of Princeton Services,
                                                      Inc. ("Princeton Services") from 1993 to 2002;
                                                      President of Princeton Administrators, L.P. from
                                                      1988 to 2002; Director of Financial Data Services,
                                                      Inc. from 1985 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
====================================================================================================================================
Ronald W. Forbes              Trustee     1988 to     Professor Emeritus of Finance, School of Business,   45 Funds     None
P.O. Box 9095                             present     State University of New York at Albany since       51 Portfolios
Princeton, NJ 08543-9095                              2000 and Professor thereof from 1989 to 2000;
Age: 62                                               International Consultant, Urban Institute from
                                                      1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery         Trustee     1994 to     Professor, Harvard Business School since 1989;       45 Funds     Unum
P.O. Box 9095                             present     Director, Unum Provident Corporation since 1990;   51 Portfolios  Provident
Princeton, NJ 08543-9095                              Director, Newell Rubbermaid, Inc. since 1995.                     Corporation;
Age: 50                                                                                                                 Newell
                                                                                                                        Rubbermaid,
                                                                                                                        Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly             Trustee     1990 to     Self-employed financial consultant since 1990;       45 Funds     None
P.O. Box 9095                             present     Partner of Small Cities Cable Television from      51 Portfolios
Princeton, NJ 08543-9095                              1986 to 1997.
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan                 Trustee     1992 to     Founder and Director Emeritus of The Boston          45 Funds     None
P.O. Box 9095                             present     University Center for the Advancement of Ethics    51 Portfolios
Princeton, NJ 08543-9095                              and Character; Professor of Education at Boston
Age: 70                                               University from 1982 to 1999 and Professor
                                                      Emeritus since 1999.
------------------------------------------------------------------------------------------------------------------------------------

CMA CONNECTICUT MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios      Other
                                                                                                           in Fund     Director-
                             Position(s)  Length                                                           Complex       ships
                                Held      of Time                                                        Overseen by    Held by
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years          Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
====================================================================================================================================
Roscoe S. Suddarth            Trustee     2000 to     President, Middle East Institute from 1995 to       45 Funds     None
P.O. Box 9095                             present     2001; Foreign Service Officer, United States      51 Portfolios
Princeton, NJ 08543-9095                              Foreign Service from 1961 to 1995; Career
Age: 67                                               Minister from 1989 to 1995; Deputy Inspector
                                                      General, U.S. Department of State from 1991
                                                      to 1994; U.S. Ambassador to the Hashemite
                                                      Kingdom of Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West               Trustee     1988 to     Dean Emeritus of New York University,               45 Funds     Bowne & Co.,
P.O. Box 9095                             present     Leonard N. Stern School of Business               51 Portfolios  Inc.; Vornado
Princeton, NJ 08543-9095                              Administration since 1994.                                       Operating
Age: 65                                                                                                                Company;
                                                                                                                       Vornado
                                                                                                                       Realty Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg             Trustee     2000 to     Self-employed financial consultant since            45 Funds     None
P.O. Box 9095                             present     1994.                                             51 Portfolios
Princeton, NJ 08543-9095
Age: 68
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                             Position(s)  Length
                               Held       of Time
Name, Address & Age          with Fund    Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
====================================================================================================================================
Donald C. Burke               Vice        1993 to     First Vice President of MLIM and FAM since 1997 and Treasurer thereof since
P.O. Box 9011                 President   present     1999; Senior Vice President and Treasurer of Princeton Services since 1999;
Princeton, NJ 08543-9011      and         and         Vice President of FAMD since 1999; Director of MLIM Taxation since 1990.
Age: 42                       Treasurer   1999 to
                                          present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Jacob              Senior      2002 to     Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present     of MLIM from 1997 to 2000.
Princeton, NJ 08543-9011      President
Age: 51
------------------------------------------------------------------------------------------------------------------------------------
John M. Loffredo              Senior      2002 to     Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present     of MLIM from 1998 to 2000.
Princeton, NJ 08543-9011      President
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

CMA CONNECTICUT MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

                             Position(s)  Length
                                 Held     of Time
Name, Address & Age           with Fund   Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers (concluded)
====================================================================================================================================
Phillip S. Gillespie          Secretary   2000 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                             present     from 2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney
Princeton, NJ 08543-9011                              associated with MLIM since 1998; Assistant General Counsel of Chancellor
Age: 39                                               LGT Asset Management, Inc. from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210+

+ For inquiries regarding
  your CMA account, call
  800-CMA-INFO or
  800-262-4636.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Connecticut Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #16055--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Connecticut Municipal Money Fund


By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    CMA Connecticut Municipal Money Fund

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    ------------------------------------
    Terry K. Glenn,
    President of
    CMA Connecticut Municipal Money Fund

Date: May 21, 2003


By: /s/ Donald C. Burke
    ------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Connecticut Municipal Money Fund

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.